Impairment Charges and Reversals - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Commodity Price Assumptions [Member]	Dec. 31, 2019 $ / bbl $ / bbl $ / Mcf	Dec. 31, 2018 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.00%
WTI [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	61.00	64.60
WTI [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	63.75	68.20
WTI [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.18	71.00
WTI [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	67.91	72.81
WTI [Member] | 2024 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	69.48
WTI [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		58.58
WCS [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.10%
WCS [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	57.57	59.58
WCS [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	62.35	65.89
WCS [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	64.33	68.61
WCS [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.23	70.53
WCS [Member] | 2024 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	67.97
WCS [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		51.55
Edmonton C5+ [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%	2.00%
Edmonton C5+ [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	76.83	79.21
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	79.82	83.33
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	82.30	86.20
Edmonton C5+ [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	84.72	88.16
Edmonton C5+ [Member] | 2024 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	86.71
Edmonton C5+ [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price		70.10
AECO [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%	2.00%
AECO [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.04	2.31
AECO [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.32	2.74
AECO [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.62	3.05
AECO [Member] | 2023 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.71	3.21
AECO [Member] | 2024 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.81
AECO [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf		1.88